Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Weighted-average number of shares outstanding, basic	38,279,000	37,802,000	37,366,000
Common stock equivalents	0	159,000	77,000
Weighted-average number of shares outstanding, diluted	38,279,000	37,961,000	37,443,000
Anti-dilutive common stock equivalents excluded from diluted earnings per share computation as a result of net loss	136,000
Stock options	3,400,000	3,766,000	3,872,000
Non-vested shares, restricted stock units, and stock-settled phantom stock units	430,000	621,000	1,151,000
Convertible debt	1,909,000	6,126,000	6,126,000